Note 13 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
13.	PROPERTY, PLANT AND EQUIPMENT

	2018
	Land and buildings	Plant and equipment	Fixtures and fittings	Under construction	Total
Acquisition cost
Balance at end of previous year	8,961.9	24,538.8	5,076.5	1,257.9	39,835.1
Effect of movements in foreign exchange	118.6	(52.7)	(110.8)	17.2	(27.7)
Effect of application of IAS 29 (hyperinflation)	630.0	2,301.5	566.6	91.0	3,589.1
Acquisition through exchange transaction of shareholdings	99.7	97.9	0.1	0.2	197.9
Acquisitions	18.8	574.6	141.0	2,786.1	3,520.5
Disposals and write-off	(39.2)	(1,007.8)	(369.6)	–	(1,416.6)
Transfer to other asset categories	585.0	1,595.7	386.8	(2,730.3)	(162.8)
Others	–	8.0	–	–	8.0
Balance at end	10,374.8	28,056.0	5,690.6	1,422.1	45,543.5

Depreciation and Impairment
Balance at end of previous year	(2,585.9)	(14,973.7)	(3,453.2)	–	(21,012.8)
Effect of movements in foreign exchange	(39.7)	(141.0)	51.1	–	(129.6)
Effect of application of IAS 29 (hyperinflation)	(110.7)	(1,366.7)	(431.4)	–	(1,908.8)
Depreciation	(327.9)	(2,504.3)	(708.1)	–	(3,540.3)
Impairment losses	(36.4)	(160.8)	17.2	–	(180.0)
Disposals and write-off	68.8	945.3	337.6	–	1,351.7
Transfer to other asset categories	1.1	(33.5)	1.7	–	(30.7)
Others	–	4.0	–	–	4.0
Balance at end	(3,030.7)	(18,230.7)	(4,185.1)	–	(25,446.5)
Carrying amount:
December 31, 2017	6,376.0	9,565.1	1,623.3	1,257.9	18,822.3
December 31, 2018	7,344.1	9,825.3	1,505.5	1,422.1	20,097.0

	2017
	Land and buildings	Plant and equipment	Fixtures and fittings	Under construction	Total

Acquisition cost
Balance at end of previous year	8,330.2	22,764.3	4,584.2	1,740.7	37,419.4
Effect of movements in foreign exchange	3.1	34.6	(27.3)	8.3	18.7
Business combinations	228.9	(24.7)	–	–	204.2
Acquisitions	10.2	626.1	171.8	2,367.4	3,175.5
Disposals and write-off	(25.9)	(555.5)	(125.4)	–	(706.8)
Transfer to other asset categories	415.4	1,657.8	473.2	(2,857.3)	(310.9)
Others	–	36.2	–	(1.2)	35.0
Balance at end	8,961.9	24,538.8	5,076.5	1,257.9	39,835.1

Depreciation and Impairment
Balance at end of previous year	(2,278.2)	(13,075.3)	(2,912.1)	–	(18,265.6)
Effect of movements in foreign exchange	(12.1)	(104.9)	0.3	–	(116.7)
Depreciation	(299.0)	(2,245.5)	(655.9)	–	(3,200.4)
Impairment losses	–	(125.0)	(0.2)	–	(125.2)
Disposals and write-off	5.3	539.5	109.5	–	654.3
Transfer to other asset categories	(1.9)	29.7	5.2	–	33.0
Others	–	7.8	–	–	7.8
Balance at end	(2,585.9)	(14,973.7)	(3,453.2)	–	(21,012.8)
Carrying amount:
December 31, 2016	6,052.0	9,689.0	1,672.1	1,740.7	19,153.8
December 31, 2017	6,376.0	9,565.1	1,623.3	1,257.9	18,822.3

Capitalized interests and fixed assets provided as security are not
material. Effective from annual periods beginning on or after
January 1
st
,
2019,
IFRS
16
replaces the existing lease accounting requirements and represents a significant change in the accounting and reporting of leases that were previously classified as operating leases, with more assets and liabilities to be reported on the balance sheet and a different recognition of lease costs and related interpretations, and requires a lessee to recognize a right-of-use asset and a lease liability at lease commencement date (Note
3
(b)).